REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation Of Revenue [Line Items]
Revenues, net	$ 5,869	$ 2,571	$ 11,176	$ 3,352
Endari [Member]
Disaggregation Of Revenue [Line Items]
Revenues, net	5,764	2,370	10,966	3,060
Other [Member]
Disaggregation Of Revenue [Line Items]
Revenues, net	$ 105	$ 201	$ 210	$ 292